Statement of Additional Information (SAI) Supplement American Century Mutual Funds, Inc. (SAI dated March 1, 2014)
Supplement dated April 4, 2014

The following replaces the Ownership of Fund Shares tables on pages 36-37.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2013 as shown in the tables below.

Name of Directors
	Jonathan S. Thomas(1)	Barry Fink(1)	Thomas A. Brown(1)	Andrea C. Hall, Ph.D.(1)	Jan M. Lewis(1)
Dollar Range of Equity Securities in the Funds:
All Cap Growth	A	A	A	A	A
Balanced	A	A	A	D	A
Capital Value	A	A	A	A	A
Focused Growth	B	A	A	A	A
Fundamental Equity	B	A	A	A	A
Growth	E	A	A	D	A
Heritage	B	A	A	E	A
New Opportunities	A	A	A	D	A
NT Growth	A	A	A	A	A
NT Heritage	A	A	A	A	A
Select	B	A	A	A	A
Small Cap Growth	B	A	A	A	A
Ultra	A	A	A	E	C
Veedot	B	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	C	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Directors
	James A. Olson	M. Jeannine Strandjord(1)	John R. Whitten(1)	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
All Cap Growth	A	A	A	A
Balanced	A	A	A	A
Capital Value	A	A	A	A
Focused Growth	A	A	A	A
Fundamental Equity	A	A	A	A
Growth	A	E	A	A
Heritage	A	C	E	A
New Opportunities	A	A	A	A
NT Growth	A	A	A	A
NT Heritage	A	A	A	A
Select	A	A	A	A
Small Cap Growth	A	A	A	A
Ultra	A	D	A	A
Veedot	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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